Expenses by Nature - Summary of Expenses by Cost of Sales (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of expenses by nature cost of sales [line items]
Cost of sales net	₺ (20,336,059)	₺ (17,083,480)	₺ (14,145,993)
Employee benefits expense	(2,874,056)	(2,479,374)	(2,007,383)
Depreciation and amortization [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(5,974,779)	(5,046,565)	(4,287,974)
Depreciation and amortization expenses related to financial services [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(39,726)	(26,478)	(16,321)
Cost of goods sold [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(3,301,984)	(2,278,283)	(1,284,180)
Treasury shares [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(2,418,800)	(2,191,427)	(1,884,556)
Interconnection and termination expenses [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(2,247,647)	(1,909,614)	(1,763,414)
Employee benefit expense [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(1,741,591)	(1,447,037)	(1,148,445)
Radio expenses [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(921,153)	(734,583)	(508,884)
Frequency expenses [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(887,243)	(802,950)	(622,390)
Transmission expenses [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(426,036)	(335,980)	(326,080)
Universal service fund [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(330,932)	(297,053)	(256,454)
Roaming expenses [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(214,478)	(238,147)	(226,806)
Cost of revenue from financial services [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(135,237)	(240,297)	(378,477)
Employee benefits expense	(18,166)	(11,358)	(8,532)
Others [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	₺ (1,736,179)	₺ (1,561,544)	₺ (1,458,333)